Operating Segments (Details) - Schedule of Total Revenues - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Total Revenues [Line Items]
Total revenues	$ 535,052	$ 566,792	$ 480,325
United States [Member]
Schedule of Total Revenues [Line Items]
Total revenues	250,842	308,485	254,342
IL [Member]
Schedule of Total Revenues [Line Items]
Total revenues	214,129	205,258	180,462
Europe [Member]
Schedule of Total Revenues [Line Items]
Total revenues	55,180	39,247	30,085
Japan [Member]
Schedule of Total Revenues [Line Items]
Total revenues	10,847	10,121	11,443
Other [Member]
Schedule of Total Revenues [Line Items]
Total revenues	$ 4,054	$ 3,681	$ 3,993